Secured Borrowings (CBA Facility Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Nov. 30, 2013 loan
Secured Borrowings (Textual) [Abstract]
Payments of debt extinguishment costs			$ 3,856,000
Repayment of debt		192,974,000	444,607,000	847,607,000
Net gain on forgiveness of debt		3,960,000	15,881,000	(7,387,000)
Secured borrowings, net		2,335,328,000	2,254,705,000
Number of aircraft sold	9	8	10
BOS Facility [Member]
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed		21
Number of aircraft refinanced		12
Net gain on forgiveness of debt		4,000,000
CBA Facility [Member]
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed		9
Number of aircraft refinanced			2
Facility principal repayments due to refinancing			54,500,000
Repayment of debt		11,200,000	13,500,000
Repayments of Lines of Credit		35,600,000
Number of new loans		7
Number of loans maturing 2018					1
Number of loans maturing 2020					6
Secured borrowings, net		113,208,000	159,802,000
Number of aircraft sold		2
Interest payable based on LIBOR		2.50%
Accrued interest on the notes		$ 44,000	$ 200,000
Debt instrument, collateral percentage		80.00%